Note 10 - Convertible Preferred Stock (Details) - USD ($)	1 Months Ended												3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 23, 2014	Apr. 30, 2012	Feb. 28, 2012	Jan. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	May. 31, 2011	Nov. 30, 2010	Apr. 30, 2009	Dec. 31, 2008	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 30, 2013	Sep. 30, 2015	Feb. 28, 2015	Nov. 30, 2014	Dec. 31, 2012
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	940,189												382,000		382,000			2,864,823	605,556	382,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.53												$ 0.53		$ 0.53				$ 0.50	$ 0.53
Warrant Term	5 years												5 years
Warrant Liabilities Noncurrent																$ 624,000					$ 686,000
Fair Value Adjustment of Warrants														$ (51,000)	$ (52,000)	$ (62,000)
Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount														$ 0.0488
Preferred Stock, Dividends Per Share, Declared														0
Preferred Stock, Conversion Price														$ 0.05
Convertible Preferred Stock, Terms of Conversion, Minimum Aggregate Gross Proceeds Required for Automatic Conversion														$ 30,000,000
Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount														$ 0.004
Preferred Stock, Dividends Per Share, Declared														0
Preferred Stock, Conversion Price														$ 0.05
Convertible Preferred Stock, Terms of Conversion, Minimum Aggregate Gross Proceeds Required for Automatic Conversion														$ 30,000,000
December 2008 Warrants [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												196,721				196,721
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.61				$ 0.61
Warrant Term												10 years
Warrant Liabilities Noncurrent												$ 54,000				$ 44,000
Fair Value Assumptions, Expected Dividend Rate												0.00%
Fair Value Assumptions, Expected Volatility Rate												79.00%
Fair Value Assumptions, Risk Free Interest Rate												2.70%
Fair Value Assumptions, Expected Term												10 years
December 2008 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants															10,000	$ 7,000
April 2009 Warrants [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											245,900					245,900
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.61					$ 0.61
Warrant Term											10 years
Warrant Liabilities Noncurrent											$ 70,000					$ 58,000
Fair Value Assumptions, Expected Dividend Rate											0.00%
Fair Value Assumptions, Expected Volatility Rate											79.00%
Fair Value Assumptions, Risk Free Interest Rate											2.80%
Fair Value Assumptions, Expected Term											10 years
April 2009 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants															12,000		$ 9,000
November 2010 Warrants [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										163,934						163,934
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.61						$ 0.61
Warrant Term										10 years
Warrant Liabilities Noncurrent										$ 47,000						$ 47,000
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Expected Volatility Rate										79.00%
Fair Value Assumptions, Risk Free Interest Rate										2.90%
Fair Value Assumptions, Expected Term										10 years
November 2010 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants															2,000		2,000
April 2012 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.61
April 2012 Warrants [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		73,770														73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.61														$ 0.61
Warrant Term		10 years
Warrant Liabilities Noncurrent		$ 27,000														$ 25,000
Fair Value Assumptions, Expected Dividend Rate		0.00%
Fair Value Assumptions, Expected Volatility Rate		92.00%
Fair Value Assumptions, Risk Free Interest Rate		1.98%
Fair Value Assumptions, Expected Term		10 years
April 2012 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,351,019														2,351,019
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.05														$ 0.05
Warrant Term		10 years
Warrant Liabilities Noncurrent		$ 99,000														$ 73,000
Fair Value Assumptions, Expected Dividend Rate		0.00%
Fair Value Assumptions, Expected Volatility Rate		84.00%
Fair Value Assumptions, Risk Free Interest Rate		2.00%
Fair Value Assumptions, Expected Term		10 years
April 2012 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants															3,000	2,000
April 2012 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants															9,000	$ 5,000
May 2011 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									2,000,000							2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.05							$ 0.05
Warrant Term									10 years
Warrant Liabilities Noncurrent									$ 84,000							$ 54,000
Fair Value Assumptions, Expected Dividend Rate									0.00%
Fair Value Assumptions, Expected Volatility Rate									84.00%
Fair Value Assumptions, Risk Free Interest Rate									3.20%
Fair Value Assumptions, Expected Term									10 years
May 2011 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants															2,000	$ 6,000
June 2011 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								4,000,000								4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.05								$ 0.05
Warrant Term								10 years
Warrant Liabilities Noncurrent								$ 168,000								$ 108,000
Fair Value Assumptions, Expected Dividend Rate								0.00%
Fair Value Assumptions, Expected Volatility Rate								84.00%
Fair Value Assumptions, Risk Free Interest Rate								3.20%
Fair Value Assumptions, Expected Term								10 years
June 2011 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants															4,000		12,000
September 2011 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							4,000,000									4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.05									$ 0.05
Warrant Term							10 years
Warrant Liabilities Noncurrent							$ 168,000									$ 108,000
Fair Value Assumptions, Expected Dividend Rate							0.00%
Fair Value Assumptions, Expected Volatility Rate							84.00%
Fair Value Assumptions, Risk Free Interest Rate							2.00%
Fair Value Assumptions, Expected Term							10 years
September 2011 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants															0	$ 12,000
November 2011 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,000,000										1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.05										$ 0.05
Warrant Term						10 years
Warrant Liabilities Noncurrent						$ 42,000										$ 28,000
Fair Value Assumptions, Expected Dividend Rate						0.00%
Fair Value Assumptions, Expected Volatility Rate						84.00%
Fair Value Assumptions, Risk Free Interest Rate						2.10%
Fair Value Assumptions, Expected Term						10 years
November 2011 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants															1,000		2,000
December 2011 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,000,000											1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.05											$ 0.05
Warrant Term					10 years
Warrant Liabilities Noncurrent					$ 41,000											$ 28,000
Fair Value Assumptions, Expected Dividend Rate					0.00%
Fair Value Assumptions, Expected Volatility Rate					84.00%
Fair Value Assumptions, Risk Free Interest Rate					1.80%
Fair Value Assumptions, Expected Term					10 years
January 2012 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				910,445												910,445
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.05												$ 0.05
Warrant Term				10 years
Warrant Liabilities Noncurrent				$ 37,000												$ 28,000
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Expected Volatility Rate				84.00%
Fair Value Assumptions, Risk Free Interest Rate				1.80%
Fair Value Assumptions, Expected Term				10 years
January 2012 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants															4,000		2,000
February 2012 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			738,535													738,535
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.05													$ 0.05
Warrant Term			10 years
Warrant Liabilities Noncurrent			$ 31,000													$ 23,000
Fair Value Assumptions, Expected Dividend Rate			0.00%
Fair Value Assumptions, Expected Volatility Rate			84.00%
Fair Value Assumptions, Risk Free Interest Rate			1.98%
Fair Value Assumptions, Expected Term			10 years
February 2012 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants															$ 3,000		$ 1,000